Trade Accounts Receivable - Summary of Trade Accounts Receivable, Net (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of trade accounts receivables [line items]
Trade accounts receivable	$ 335.0	$ 230.8
Expected credit losses	(12.2)	(9.8)	$ (12.6)	$ (30.7)
Trade accounts receivable, net	322.8	221.0
Current	320.8	217.6
Non-current	2.0	3.4
Foreign customers [member]
Disclosure of trade accounts receivables [line items]
Trade accounts receivable	293.8	201.7
Accounts receivable due from related parties [member]
Disclosure of trade accounts receivables [line items]
Trade accounts receivable	7.1	2.1
Domestic customers [member]
Disclosure of trade accounts receivables [line items]
Trade accounts receivable	$ 34.1	$ 27.0